Nov. 30, 2015
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."